Employee benefits: variable compensation (Narrative) (Detail 2) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Additional shares that could have been issued to fund UBS's employee share option programs	125,126,476	128,000,000
Description of when the majority of awards were granted	March 2019
UBS option awards that have been granted since 2009	0	0
UBS SAR awards that have been granted since 2009	0	0
Weighted average discount for share and performance share awards granted	18.00%	20.20%
Carrying amount of liability related to cash-settled share-based awards | $	$ 39	$ 56
Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years)	2.3
UBS AG
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of when the majority of awards were granted	March 2019
Weighted average discount for share and performance share awards granted	18.00%	20.20%
Carrying amount of liability related to cash-settled share-based awards | $	$ 2	$ 5
UBS AG | Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years)	2.3